Employee Benefit Plan	12 Months Ended
Dec. 31, 2024
Defined Benefit Plan [Abstract]
Employee Benefit Plan
18.	Employee Benefit Plan
The Company sponsors a 401(k) Plan whereby eligible employees can elect to contribute to the 401(k) Plan, subject to certain limitations, on a pretax basis. The Company’s contribution to the 401(k) Plan is at its discretion. The Company did not make any employee contributions during the years ended December 31, 2024 and 2023.